CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (3,746)	$ 9,006	$ (15,921)	$ 17,857	$ 183,020	$ 37,412	$ 79,551
Other comprehensive income (loss)
Unrealized gain on real estate-related securities	20	0	20	0
Unrealized (loss) gain on interest rate swaps	(805)	(7,957)	(11,610)	(11,801)	(11,456)	8,210
Unrealized (loss) gain on interest rate swaps							4,551
Amount of loss (gain) reclassified from other comprehensive income into income as interest expense and other, net	3,343	(1,274)	4,320	(2,751)	(3,475)	(4,305)
Amount of loss (gain) reclassified from other comprehensive income into income as interest expense and other, net							3,103
Total other comprehensive income (loss)	2,558	(9,231)	(7,270)	(14,552)	(14,931)	3,905	7,654
Comprehensive (loss) income	(1,188)	(225)	(23,191)	3,305	168,089	41,317	87,205
Comprehensive income allocated to noncontrolling interest	0	33	0	67	121	134	131
Comprehensive (loss) income attributable to the Company	$ (1,188)	$ (258)	$ (23,191)	$ 3,238	$ 167,968	$ 41,183	$ 87,074